Property, plant and equipment - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 5,201	€ 5,248
Property, plant and equipment end of period	5,344	5,201
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	8,763	8,360
Additions	889	785
Disposals	(360)	(249)
Assets held for sale		(63)
Transfers and reclassifications	0	1
Currency translation adjustments	(69)	(71)
Property, plant and equipment end of period	9,223	8,763
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(3,562)	(3,112)
Depreciation expense	(653)	(715)
Disposals	325	234
Assets held for sale		19
Transfers and reclassifications	2	1
Currency translation adjustments	9	11
Property, plant and equipment end of period	(3,879)	(3,562)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	648	663
Property, plant and equipment end of period	657	648
Land | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	648	663
Additions	20	1
Disposals	(1)	(3)
Assets held for sale		(29)
Transfers and reclassifications	2	27
Currency translation adjustments	(12)	(11)
Property, plant and equipment end of period	657	648
Land | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Assets held for sale		0
Transfers and reclassifications	0	0
Currency translation adjustments	0	0
Property, plant and equipment end of period	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,658	1,663
Property, plant and equipment end of period	1,634	1,658
Buildings and improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,501	2,429
Additions	71	131
Disposals	(44)	(28)
Assets held for sale		(26)
Transfers and reclassifications	84	37
Currency translation adjustments	(26)	(42)
Property, plant and equipment end of period	2,586	2,501
Buildings and improvements | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(843)	(766)
Depreciation expense	(137)	(128)
Disposals	28	19
Assets held for sale		10
Transfers and reclassifications	0	0
Currency translation adjustments	0	22
Property, plant and equipment end of period	(952)	(843)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,985	2,105
Property, plant and equipment end of period	2,042	1,985
Machinery, equipment and containers | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	3,723	3,578
Additions	271	221
Disposals	(214)	(103)
Assets held for sale		(8)
Transfers and reclassifications	124	75
Currency translation adjustments	(18)	(40)
Property, plant and equipment end of period	3,886	3,723
Machinery, equipment and containers | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(1,738)	(1,473)
Depreciation expense	(318)	(380)
Disposals	204	105
Assets held for sale		9
Transfers and reclassifications	3	3
Currency translation adjustments	5	(2)
Property, plant and equipment end of period	(1,844)	(1,738)
Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	385	395
Property, plant and equipment end of period	370	385
Cold drink equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,110	1,026
Additions	73	65
Disposals	(47)	(49)
Assets held for sale		0
Transfers and reclassifications	34	36
Currency translation adjustments	(9)	32
Property, plant and equipment end of period	1,161	1,110
Cold drink equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(725)	(631)
Depreciation expense	(112)	(127)
Disposals	43	49
Assets held for sale		0
Transfers and reclassifications	(1)	(2)
Currency translation adjustments	4	(14)
Property, plant and equipment end of period	(791)	(725)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	144	147
Property, plant and equipment end of period	182	144
Vehicle fleet | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	297	298
Additions	101	59
Disposals	(51)	(58)
Assets held for sale		0
Transfers and reclassifications	3	2
Currency translation adjustments	(1)	(4)
Property, plant and equipment end of period	349	297
Vehicle fleet | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(153)	(151)
Depreciation expense	(61)	(58)
Disposals	47	53
Assets held for sale		0
Transfers and reclassifications	0	0
Currency translation adjustments	0	3
Property, plant and equipment end of period	(167)	(153)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	76	69
Property, plant and equipment end of period	70	76
Furniture and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	179	160
Additions	9	21
Disposals	(3)	(8)
Assets held for sale		0
Transfers and reclassifications	12	8
Currency translation adjustments	(2)	(2)
Property, plant and equipment end of period	195	179
Furniture and office equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(103)	(91)
Depreciation expense	(25)	(22)
Disposals	3	8
Assets held for sale		0
Transfers and reclassifications	0	0
Currency translation adjustments	0	2
Property, plant and equipment end of period	(125)	(103)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	305	206
Property, plant and equipment end of period	389	305
Assets under construction | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	305	206
Additions	344	287
Disposals	0	0
Assets held for sale		0
Transfers and reclassifications	(259)	(184)
Currency translation adjustments	(1)	(4)
Property, plant and equipment end of period	389	305
Assets under construction | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Assets held for sale		0
Transfers and reclassifications	0	0
Currency translation adjustments	0	0
Property, plant and equipment end of period	€ 0	€ 0